Net (Loss) Income Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net (loss) income attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations, basic	$ (54,071)	$ (104,477)	$ (38,790)
Net (loss) income attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations, diluted	(54,071)	(104,477)	(38,790)
Net (loss) income attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations, basic	0	8,758	(638)
Net (loss) income attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations, diluted	0	8,758	(638)
Net (loss) income attributable to ordinary shareholders of Mynd.ai, Inc., basic	(54,071)	(95,719)	(39,428)
Net (loss) income attributable to ordinary shareholders of Mynd.ai, Inc., diluted	$ (54,071)	$ (95,719)	$ (39,428)
Denominator:
Weighted average shares outstanding used in calculating net (loss) income per share - basic (in shares)	456,830,533	456,471,923	427,986,755
Weighted average shares outstanding used in calculating net (loss) income per share - diluted (in shares)	456,830,533	456,471,923	427,986,755
Basic and diluted (loss) income per share
Net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations - basic (in dollars per share)	$ (0.12)	$ (0.23)	$ (0.09)
Net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations - diluted (in dollars per share)	(0.12)	(0.23)	(0.09)
Net (loss) per share attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations - basic (in dollars per share)	0	0.02	0
Net (loss) per share attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations - diluted (in dollars per share)	0	0.02	0
Net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc. - basic (in dollars per share)	(0.12)	(0.21)	(0.09)
Net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc. - diluted (in dollars per share)	$ (0.12)	$ (0.21)	$ (0.09)